111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

June 3, 2016

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on behalf of MFS® Blended Research® Small Cap Equity Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 118 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on May 26, 2016.

Please call the undersigned at (617) 954-4340 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

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